Provisions - Decommissioning and Restoration (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Percentage change in discount rate used to arrive at provision for decommissioning, restoration and rehabilitation costs	1.0	1.0
1% Increase	$ (1,099)	$ (1,218)
1% Decrease	$ 1,521	$ 1,758